Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 UYI
Intangible Assets (Details) [Line Items]
Discounted value, percentage	14.50%	16.00%
Impairment on development costs		$ 111,521
Description of estimated useful life for intangible assets	As part of the 2019 annual valuation process, the Company reduced the estimated useful lives of its 4G products from 7 years to 5-6 years and reduced the useful life of its 3G products from 11 years to five years. In 2020, the Company reduced the estimated useful lives of its 4G products from 5-6 years to 4 years. Its 3G products were fully amortized at the end of 2020 and therefore no change in estimated useful life was required.
Product development costs		757,404	$ 0	UYI 580,236
Description of intangible assets	The result is that the carrying amount of intangible assets relating to the E-Wave License exceeded their recoverable amount and as a result the Company recorded an impairment charge in 2019 in the amount of $111,521 and $NIL in 2020.
4G Products [Member]
Intangible Assets (Details) [Line Items]
Number of products	2
Impairment on development costs	$ 293,000
4G Products [Member]
Intangible Assets (Details) [Line Items]
Impairment on development costs		111,521
3G Devices [Member]
Intangible Assets (Details) [Line Items]
Impairment on development costs			$ 1,508,880
UR-5 [Member]
Intangible Assets (Details) [Line Items]
Product development costs	$ 580,236	466,000
UR-7 [Member]
Intangible Assets (Details) [Line Items]
Product development costs		215,000
CP-100 [Member]
Intangible Assets (Details) [Line Items]
Product development costs		$ 76,000